Share-based payments - RSUs Narrative (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) shares $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2024 USD ($) shares tranche $ / shares	Dec. 31, 2023 USD ($)	Jun. 30, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions | $	$ 7,975	$ 5,966	$ 16,159	$ 11,805
$75 Exercise Price Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in dollars per share) | $ / shares					$ 75
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche One | Time-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	175,666		175,666
Vesting period (in years)			1 year
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche Two | Time-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	175,666		175,666
Vesting period (in years)			2 years
2023 Long-Term Incentive Plan Restricted Stock Units | Tranche Three | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	324,876		324,876
Vesting period (in years)			3 years
2023 Long-Term Incentive Plan Restricted Stock Units | Key Management Personnel
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	676,208		676,208
2023 Long-Term Incentive Plan Restricted Stock Units | Non-Executive Director
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)			1 year
Number of RSUs vested (in shares)			53,811
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	1,338,391		1,338,391
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	984,094		984,094
Number of tranches | tranche			7
Number of trading days			30 days
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche One
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099		118,099
Vesting period (in years)			1 year
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche One | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	116,857		116,857
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 20		$ 20
Share premium (as percent)			190.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099		118,099
Vesting period (in years)			2 years
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Two | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	124,359		124,359
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 25		$ 25
Share premium (as percent)			262.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Three
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	118,099		118,099
Vesting period (in years)			3 years
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Three | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	131,970		131,970
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 30		$ 30
Share premium (as percent)			334.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Four | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	140,228		140,228
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 35		$ 35
Share premium (as percent)			407.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Five | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	147,466		147,466
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 40		$ 40
Share premium (as percent)			479.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Six | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	156,129		156,129
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 45		$ 45
Share premium (as percent)			551.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
2023 Long-Term Incentive Plan Restricted Stock Units | Co-Founder and Co-CEO | Tranche Seven | Performance-based Vesting Conditions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs issued (in shares)	167,085		167,085
Number of trading days			90 days
Share price (in dollars per share) | $ / shares	$ 50		$ 50
Share premium (as percent)			624.00%
Average closing share price (in dollars per share) | $ / shares			$ 6.91
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of RSUs vested (in shares)			1,147,672		104,559
Weighted average remaining contractual life of RSUs outstanding (in years)					2 years 9 months 3 days
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement (in dollars per share) | $ / shares	$ 0		$ 0
Number of other equity instruments exercisable in share-based payment arrangement (in shares)	226,445		226,445		0